Share-based payments - Outstanding RSUs/PSUs Activity (Details) - RSUs/PSUs	6 Months Ended
Jun. 30, 2019 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)	2,812,697
Granted (in shares)	970,519
Dividends credited (in shares)	75,916
Settled (in shares)	(908,461)
Forfeited (in shares)	(41,829)
Outstanding, end of period (in shares)	2,908,842
Weighted average fair value at measurement date, other equity instruments granted | $	$ 58